CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Communication Services - 1.6%
Advertising - 1.6%
AppLovin Corp. - Class A (a)	34,298	$10,703,034

Consumer Discretionary - 16.1%
Apparel, Accessories & Luxury Goods - 3.6%
Tapestry, Inc. (b)	186,808	23,050,239

Footwear - 3.4%
Deckers Outdoor Corp. (a)(c)	256,004	22,292,829

Hotels, Resorts & Cruise Lines - 4.6%
Expedia Group, Inc. (c)	93,649	29,697,971

Specialized Consumer Services - 4.5%
Frontdoor, Inc. (a)(b)(c)	357,252	28,890,969
Total Consumer Discretionary		103,932,008

Financials - 29.2% (d)
Asset Management & Custody Banks - 4.3%
Affiliated Managers Group, Inc.	76,266	28,080,379

Consumer Finance - 15.7%
Bread Financial Holdings, Inc. (c)	291,305	30,432,633
Dave, Inc. (a)(c)	107,468	38,636,896
Enova International, Inc. (a)(c)	143,888	32,622,287
		101,691,816
Investment Banking & Brokerage - 5.1%
Virtu Financial, Inc. - Class A (c)	505,712	33,194,936

Property & Casualty Insurance - 4.1%
Palomar Holdings, Inc.	198,492	26,314,084
Total Financials		189,281,215

Health Care - 8.3%
Health Care Distributors - 3.5%
McKesson Corp. (b)	25,809	22,849,224

Health Care Facilities - 4.8%
Tenet Healthcare Corp. (a)(b)	116,571	30,997,394
Total Health Care		53,846,618

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

		Shares	Value
Industrials - 8.1%
Construction & Engineering - 4.7%
Comfort Systems USA, Inc.		19,700	$30,448,714

Construction Machinery & Heavy Transportation Equipment - 3.4%
Blue Bird Corp. (a)		373,574	21,723,328
Total Industrials			52,172,042

Information Technology - 31.2% (d)
Electronic Manufacturing Services - 4.2%
Jabil, Inc.		90,046	27,487,442

Semiconductor Materials & Equipment - 4.8%
Lam Research Corp.		103,435	31,184,618

Semiconductors - 9.6%
Micron Technology, Inc.		35,812	34,334,039
NVIDIA Corp. (b)		125,813	27,776,994
			62,111,033
Systems Software - 8.6%
Fortinet, Inc. (a)(c)		220,373	37,668,357
Microsoft Corp. (b)		34,911	17,710,001
			55,378,358
Technology Hardware, Storage & Peripherals - 4.0%
Western Digital Corp.		57,555	25,931,405
Total Information Technology			202,092,856
TOTAL COMMON STOCKS (Cost $438,262,893)			612,027,773

PURCHASED OPTIONS - 2.8% (a)(h)	Notional Amount	Contracts
Call Options - 2.8% (c)(e)(f)
Bread Financial Holdings, Inc.
Expiration: 11/20/2026; Exercise Price: $85.01	$5,902,555	565	1,253,961
Expiration: 11/20/2026; Exercise Price: $87.51	5,902,555	565	1,133,384
Dave, Inc.
Expiration: 11/20/2026; Exercise Price: $240.01	7,693,728	214	2,736,082
Expiration: 11/20/2026; Exercise Price: $250.01	7,693,728	214	2,551,374
Deckers Outdoor Corp., Expiration: 09/18/2026; Exercise Price: $120.01	3,483,200	400	424
Enova International, Inc., Expiration: 11/20/2026; Exercise Price: $245.01	5,463,952	241	322,841
Expedia Group, Inc., Expiration: 09/18/2026; Exercise Price: $240.01	11,733,440	370	2,875,252
Fortinet, Inc., Expiration: 12/18/2026; Exercise Price: $160.01	6,837,200	400	$1,035,356

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

		Shares	Value
Frontdoor, Inc.
Expiration: 10/16/2026; Exercise Price: $60.01	5,660,900	700	1,542,247
Expiration: 10/16/2026; Exercise Price: $65.01	5,660,900	700	1,206,660
Virtu Financial, Inc.
Expiration: 09/18/2026; Exercise Price: $47.01	6,235,800	950	1,778,163
Expiration: 09/18/2026; Exercise Price: $48.01	6,235,800	950	1,684,559
TOTAL PURCHASED OPTIONS (Cost $10,866,367)			18,120,303

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.2%
First American Government Obligations Fund - Class X, 3.59% (g)		26,873,644	26,873,644
TOTAL MONEY MARKET FUNDS (Cost $26,873,644)			26,873,644

TOTAL INVESTMENTS - 101.5% (Cost $476,002,904)			$657,021,720
Liabilities in Excess of Other Assets - (1.5)%			(9,858,431)
TOTAL NET ASSETS - 100.0%			$647,163,289

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $114,343,673.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	100 shares per contract.
(f)	Exchange-traded.
(g)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(h)	FLexible EXchange® Options.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CASTELLAN TARGETED EQUITY ETF
SCHEDULE OF WRITTEN OPTIONS
August 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.5)% (a)(b)(d)
Call Options - (1.5)%
Bread Financial Holdings, Inc., Expiration: 11/20/2026; Exercise Price: $100.01	$(11,805,110)	(1,130)	$(1,214,298)
Dave, Inc., Expiration: 11/20/2026; Exercise Price: $330.01	(15,387,456)	(428)	(2,644,069)
Deckers Outdoor Corp., Expiration: 09/18/2026; Exercise Price: $140.01	(6,966,400)	(800)	(104)
Enova International, Inc., Expiration: 11/20/2026; Exercise Price: $275.01	(10,927,904)	(482)	(305,795)
Expedia Group, Inc., Expiration: 09/18/2026; Exercise Price: $290.01	(11,733,440)	(370)	(1,102,681)
Fortinet, Inc., Expiration: 12/18/2026; Exercise Price: $190.01	(13,674,400)	(800)	(1,033,584)
Frontdoor, Inc., Expiration: 10/16/2026; Exercise Price: $75.01	(11,321,800)	(1,400)	(1,134,560)
Virtu Financial, Inc., Expiration: 09/18/2026; Exercise Price: $54.01	(12,471,600)	(1,900)	(2,259,005)
Total Call Options			(9,694,096)

Put Options - (0.0)% (c)
Bread Financial Holdings, Inc., Expiration: 11/20/2026; Exercise Price: $85.01	(5,902,555)	(565)	(108,401)
Dave, Inc., Expiration: 11/20/2026; Exercise Price: $240.01	(7,693,728)	(214)	(118,622)
Expedia Group, Inc., Expiration: 09/18/2026; Exercise Price: $240.01	(5,866,720)	(185)	(2,833)
Frontdoor, Inc., Expiration: 10/16/2026; Exercise Price: $60.01	(5,660,900)	(700)	(48,636)
Virtu Financial, Inc., Expiration: 09/18/2026; Exercise Price: $47.01	(6,235,800)	(950)	(7,847)
Total Put Options			(286,339)
TOTAL WRITTEN OPTIONS (Premiums received $9,423,252)			$(9,980,435)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Represents less than 0.05% of net assets.
(d)	FLexible EXchange® Options.

CASTELLAN TARGETED EQUITY ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)
Castellan Targeted Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Common Stocks	$612,027,773	$—	$—	$612,027,773
Purchased Options	—	18,120,303	—	18,120,303
Money Market Funds	26,873,644	—	—	26,873,644
Total Investments	$638,901,417	$18,120,303	$—	$657,021,720

Liabilities:
Investments:
Written Options	$—	$(9,980,435)	$—	$(9,980,435)
Total Investments	$—	$(9,980,435)	$—	$(9,980,435)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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